UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MAY 31

Date of Reporting Period:  FEBRUARY 28, 2007



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA BALANCED STRATEGY FUND - 3RD QUARTER REPORT - PERIOD ENDED
FEBRUARY 28, 2007

USAA EAGLE LOGO(R)




                           USAA BALANCED STRATEGY Fund


                      3RD QUARTER Portfolio of Investments


                                February 28, 2007






                                                                      (Form N-Q)

48471-0407                                   (C)2007, USAA. All rights reserved.
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USAA BALANCED STRATEGY FUND
FEBRUARY 28, 2007 (UNAUDITED)


                                                                                                    MARKET
  NUMBER                                                                                             VALUE
OF SHARES      SECURITY                                                                              (000)
 ----------------------------------------------------------------------------------------------------------


               EQUITY SECURITIES (59.1%)

               COMMON STOCKS (48.9%)

               CONSUMER DISCRETIONARY (7.2%)
               -----------------------------
               ADVERTISING (0.2%)
       12,400  Omnicom Group, Inc.                                                       $         1,285
                                                                                          ---------------
               APPAREL & ACCESSORIES & LUXURY GOODS (0.1%)
       13,200  Coach, Inc.*                                                                          623
        3,600  Jones Apparel Group, Inc.                                                             119
                                                                                          ---------------
                                                                                                     742
                                                                                          ---------------
               APPAREL RETAIL (0.4%)
          100  Gymboree Corp.*                                                                         4
       12,900  Ross Stores, Inc.                                                                     422
       75,300  TJX Companies, Inc.                                                                 2,071
                                                                                          ---------------
                                                                                                   2,497
                                                                                          ---------------
               AUTO PARTS & EQUIPMENT (0.0%)
        8,700  ArvinMeritor, Inc.                                                                    159
                                                                                          ---------------
               AUTOMOTIVE RETAIL (0.0%)
          200  Pantry, Inc.*                                                                           9
                                                                                          ---------------
               BROADCASTING & CABLE TV (0.8%)
       53,500  Cablevision Systems Corp.                                                           1,576
        7,350  Comcast Corp. "A"*                                                                    189
      130,100  DIRECTV Group, Inc.*                                                                2,935
       16,700  Liberty Global, Inc. "A"*                                                             481
                                                                                          ---------------
                                                                                                   5,181
                                                                                          ---------------
               CASINOS & GAMING (0.1%)
       16,400  International Game Technology                                                         677
                                                                                          ---------------
               CATALOG RETAIL (0.1%)
       18,300  Coldwater Creek, Inc.*                                                                337
                                                                                          ---------------
               DEPARTMENT STORES (0.6%)
       30,700  Kohl's Corp.*                                                                       2,118
       37,400  Nordstrom, Inc.                                                                     1,986
                                                                                          ---------------
                                                                                                   4,104
                                                                                          ---------------
               GENERAL MERCHANDISE STORES (0.7%)
       41,300  Dollar Tree Stores, Inc.*                                                           1,409
      104,300  Family Dollar Stores, Inc.                                                          3,021
                                                                                          ---------------
                                                                                                   4,430
                                                                                          ---------------
               HOME IMPROVEMENT RETAIL (0.3%)
       26,300  Sherwin-Williams Co.                                                                1,750
                                                                                          ---------------
               HOTELS, RESORTS, & CRUISE LINES (0.1%)
       11,400  Marriott International, Inc. "A"                                                      546
                                                                                          ---------------
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USAA BALANCED STRATEGY FUND
FEBRUARY 28, 2007 (UNAUDITED)


                                                                                                  MARKET
       NUMBER                                                                                      VALUE
    OF SHARES  SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------
               HOUSEHOLD APPLIANCES (0.5%)
       64,800  Snap-On, Inc.                                                             $         3,246
                                                                                          ---------------
               HOUSEWARES & SPECIALTIES (0.4%)
       74,700  Newell Rubbermaid, Inc.                                                             2,287
                                                                                          ---------------
               INTERNET RETAIL (0.1%)
       10,400  Amazon.com, Inc.*                                                                     407
        5,100  NutriSystem, Inc.*                                                                    230
                                                                                          ---------------
                                                                                                     637
                                                                                          ---------------
               LEISURE PRODUCTS (0.1%)
       12,800  Hasbro, Inc.                                                                          362
       11,800  Pool Corp.                                                                            414
                                                                                          ---------------
                                                                                                     776
                                                                                          ---------------
               MOVIES & ENTERTAINMENT (0.7%)
      134,900  Walt Disney Co.                                                                     4,622
                                                                                          ---------------
               PUBLISHING (0.3%)
       25,300  McGraw-Hill Companies, Inc.                                                         1,635
                                                                                          ---------------
               RESTAURANTS (0.9%)
       21,400  Darden Restaurants, Inc.                                                              877
       55,200  McDonald's Corp.                                                                    2,413
       51,600  Starbucks Corp.*                                                                    1,595
       16,900  Yum! Brands, Inc.                                                                     979
                                                                                          ---------------
                                                                                                   5,864
                                                                                          ---------------
               SPECIALTY STORES (0.8%)
       28,500  Dick's Sporting Goods, Inc.*                                                        1,492
       68,600  Office Depot, Inc.*                                                                 2,288
       25,300  OfficeMax, Inc.                                                                     1,313
                                                                                          ---------------
                                                                                                   5,093
                                                                                          ---------------
               Total Consumer Discretionary                                                       45,877
                                                                                          ---------------

               CONSUMER STAPLES (3.5%)
               -----------------------
               BREWERS (0.8%)
       97,200  Anheuser-Busch Companies, Inc.                                                      4,770
                                                                                          ---------------
               DRUG RETAIL (0.1%)
       12,100  Walgreen Co.                                                                          541
                                                                                          ---------------
               FOOD RETAIL (0.3%)
       54,400  Safeway, Inc.                                                                       1,881
                                                                                          ---------------
               HOUSEHOLD PRODUCTS (1.2%)
       76,300  Colgate-Palmolive Co.                                                               5,140
       30,100  Kimberly-Clark Corp.                                                                2,050
        8,400  Procter & Gamble Co.                                                                  533
                                                                                          ---------------
                                                                                                   7,723
                                                                                          ---------------
               PACKAGED FOODS & MEAT (0.4%)
      102,700  ConAgra Foods, Inc.                                                                 2,591

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USAA BALANCED STRATEGY FUND
FEBRUARY 28, 2007 (UNAUDITED)


                                                                                                  MARKET
       NUMBER                                                                                      VALUE
    OF SHARES  SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------
        1,300  McCormick & Co., Inc.                                                     $            50
                                                                                          ---------------
                                                                                                   2,641
                                                                                          ---------------
               SOFT DRINKS (0.7%)
       69,800  PepsiCo, Inc.                                                                       4,408
                                                                                          ---------------
               Total Consumer Staples                                                             21,964
                                                                                          ---------------

               ENERGY (4.1%)
               -------------
               INTEGRATED OIL & GAS (1.8%)
       68,900  Chevron Corp.                                                                       4,727
       10,500  ConocoPhillips                                                                        687
       88,100  Exxon Mobil Corp.(r)                                                                6,315
                                                                                          ---------------
                                                                                                  11,729
                                                                                          ---------------
               OIL & GAS DRILLING (0.4%)
        7,200  Ensco International, Inc.                                                             361
       45,600  TODCO*                                                                              1,554
        9,100  Unit Corp.*                                                                           445
                                                                                          ---------------
                                                                                                   2,360
                                                                                          ---------------
               OIL & GAS EQUIPMENT & SERVICES (0.5%)
       51,300  Superior Energy Services, Inc.*                                                     1,572
       24,600  Tidewater, Inc.                                                                     1,279
                                                                                          ---------------
                                                                                                   2,851
                                                                                          ---------------
               OIL & GAS EXPLORATION & PRODUCTION (1.2%)
       30,200  Devon Energy Corp.                                                                  1,984
       33,500  Newfield Exploration Co.*                                                           1,448
       27,700  Noble Energy, Inc.                                                                  1,595
       27,600  Plains Exploration & Production Co.*                                                1,259
        6,800  Swift Energy Co.*                                                                     264
       15,000  W&T Offshore, Inc.                                                                    450
       13,600  XTO Energy, Inc.                                                                      703
                                                                                          ---------------
                                                                                                   7,703
                                                                                          ---------------
               OIL & GAS REFINING & MARKETING (0.2%)
       14,400  Tesoro Corp.                                                                        1,313
                                                                                          ---------------
               Total Energy                                                                       25,956
                                                                                          ---------------

               FINANCIALS (9.4%)
               ----------------
               CONSUMER FINANCE (0.3%)
       30,700  American Express Co.                                                                1,746
                                                                                          ---------------
               DIVERSIFIED BANKS (0.9%)
      156,400  Wells Fargo & Co.                                                                   5,427
                                                                                          ---------------
               INVESTMENT BANKING & BROKERAGE (2.4%)
        9,800  Bear Stearns Companies, Inc.                                                        1,492
       21,200  Goldman Sachs Group, Inc.                                                           4,274
       76,900  Merrill Lynch & Co., Inc.                                                           6,435
       42,400  Morgan Stanley                                                                      3,176
                                                                                          ---------------
                                                                                                  15,377
                                                                                          ---------------
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USAA BALANCED STRATEGY FUND
FEBRUARY 28, 2007 (UNAUDITED)

                                                                                                  MARKET
       NUMBER                                                                                      VALUE
    OF SHARES  SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------
               LIFE & HEALTH INSURANCE (0.4%)
       27,200  MetLife, Inc.                                                             $         1,718
        5,400  Nationwide Financial Services, Inc. "A"                                               290
        2,700  Principal Financial Group, Inc.                                                       164
        4,600  Protective Life Corp.                                                                 204
                                                                                          ---------------
                                                                                                   2,376
                                                                                          ---------------
               MULTI-LINE INSURANCE (0.7%)
       31,850  American Financial Group, Inc.                                                      1,115
        8,800  American International Group, Inc.                                                    590
        5,400  Assurant, Inc.                                                                        289
        9,800  Genworth Financial, Inc. "A"                                                          347
       45,600  HCC Insurance Holdings, Inc.                                                        1,429
       21,100  Loews Corp.                                                                           917
                                                                                          ---------------
                                                                                                   4,687
                                                                                          ---------------
               OTHER DIVERSIFIED FINANCIAL SERVICES (2.0%)
      120,100  Bank of America Corp.                                                               6,110
       54,500  Citigroup, Inc.                                                                     2,747
       84,400  JPMorgan Chase & Co.                                                                4,169
                                                                                          ---------------
                                                                                                  13,026
                                                                                          ---------------
               PROPERTY & CASUALTY INSURANCE (0.4%)
       69,100  W.R. Berkley Corp.                                                                  2,253
                                                                                          ---------------
               REGIONAL BANKS (0.5%)
        7,600  BB&T Corp.                                                                            323
       16,400  National City Corp.                                                                   621
        7,300  PNC Financial Services Group, Inc.                                                    535
       34,600  Regions Financial Corp.                                                             1,239
        7,100  SunTrust Banks, Inc.                                                                  599
                                                                                          ---------------
                                                                                                   3,317
                                                                                          ---------------
               REINSURANCE (0.1%)
        6,900  Reinsurance Group of America, Inc.                                                    394
                                                                                          ---------------
               REITS - DIVERSIFIED (0.1%)
        2,900  Vornado Realty Trust                                                                  369
                                                                                          ---------------
               REITS - INDUSTRIAL (0.1%)
          900  AMB Property Corp.                                                                     53
        9,200  ProLogis                                                                              608
                                                                                          ---------------
                                                                                                     661
                                                                                          ---------------
               REITS - MORTGAGE (0.0%)
        3,900  iStar Financial, Inc.                                                                 187
                                                                                          ---------------
               REITS - OFFICE (0.0%)
        2,400  Boston Properties, Inc.                                                               288
                                                                                          ---------------
               REITS - RESIDENTIAL (0.2%)
        4,900  Apartment Investment and Management Co. "A"                                           288
        4,400  Archstone-Smith Trust                                                                 248
        2,100  AvalonBay Communities, Inc.                                                           289
        1,500  Camden Property Trust                                                                 108

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                        (continued)


USAA BALANCED STRATEGY FUND
FEBRUARY 28, 2007 (UNAUDITED)


                                                                                                 MARKET
       NUMBER                                                                                     VALUE
    OF SHARES  SECURITY                                                                            (000)
 ----------------------------------------------------------------------------------------------------------
        8,300  Equity Residential Properties Trust                                       $           422
                                                                                          ---------------
                                                                                                   1,355
                                                                                          ---------------
               REITS - RETAIL (0.4%)
          500  Federal Realty Investment Trust                                                        45
        4,300  Kimco Realty Corp.                                                                    216
        2,700  Regency Centers Corp.                                                                 231
       11,600  Simon Property Group, Inc.                                                          1,308
       10,900  Weingarten Realty Investors                                                           539
                                                                                          ---------------
                                                                                                   2,339
                                                                                          ---------------
               REITS - SPECIALIZED (0.2%)
        3,200  Health Care Property Investors, Inc.                                                  117
       10,500  Host Marriott Corp.                                                                   276
        8,600  Public Storage, Inc.                                                                  871
                                                                                          ---------------
                                                                                                   1,264
                                                                                          ---------------
               THRIFTS & MORTGAGE FINANCE (0.7%)
       19,100  Fannie Mae(a)                                                                       1,084
       97,800  IndyMac Bancorp, Inc.                                                               3,357
                                                                                          ---------------
                                                                                                   4,441
                                                                                          ---------------
               Total Financials                                                                   59,507
                                                                                          ---------------

               HEALTH CARE (6.5%)
               ------------------
               BIOTECHNOLOGY (0.7%)
       31,300  Amgen, Inc.*                                                                        2,011
       16,200  Cephalon, Inc.*                                                                     1,151
        9,000  Digene Corp.*                                                                         426
        2,200  Enzon Pharmaceuticals, Inc.*                                                           18
       14,000  Gilead Sciences, Inc.*                                                              1,002
                                                                                          ---------------
                                                                                                   4,608
                                                                                          ---------------
               HEALTH CARE EQUIPMENT (1.2%)
       54,600  Baxter International, Inc.                                                          2,730
       33,100  Becton, Dickinson & Co.                                                             2,515
       19,600  Dade Behring Holdings, Inc.                                                           803
       20,200  Kinetic Concepts, Inc.*                                                               993
        1,200  Quidel Corp.*                                                                          13
        8,700  Zimmer Holdings, Inc.*                                                                734
                                                                                          ---------------
                                                                                                   7,788
                                                                                          ---------------
               HEALTH CARE FACILITIES (0.0%)
        3,400  Universal Health Services, Inc. "B"                                                   197
                                                                                          ---------------
               HEALTH CARE SERVICES (0.4%)
        1,100  Apria Healthcare Group, Inc.*                                                          35
       26,800  Laboratory Corp. of America Holdings*                                               2,137
                                                                                          ---------------
                                                                                                   2,172
                                                                                          ---------------
               LIFE SCIENCES TOOLS & SERVICES (0.4%)
       42,800  Applera Corp. - Applied Biosystems Group                                            1,322
        5,300  Pharmanet Development Group, Inc.*                                                    108
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USAA BALANCED STRATEGY FUND
FEBRUARY 28, 2007 (UNAUDITED)


                                                                                                  MARKET
       NUMBER                                                                                      VALUE
    OF SHARES  SECURITY                                                                            (000)
 ----------------------------------------------------------------------------------------------------------
       24,300  Thermo Fisher Scientific, Inc.*                                           $         1,100
                                                                                          ---------------
                                                                                                   2,530
                                                                                          ---------------
               MANAGED HEALTH CARE (0.6%)
       44,300  Aetna, Inc.                                                                         1,961
       30,700  Humana, Inc.*                                                                       1,837
                                                                                          ---------------
                                                                                                   3,798
                                                                                          ---------------
               PHARMACEUTICALS (3.2%)
      104,200  Abbott Laboratories                                                                 5,691
       56,900  Johnson & Johnson                                                                   3,588
        1,800  Medicis Pharmaceutical Corp. "A"                                                       65
       64,300  Merck & Co., Inc.                                                                   2,839
       38,200  Mylan Laboratories, Inc.                                                              809
        1,200  Pain Therapeutics, Inc.*                                                                9
      161,400  Pfizer, Inc.                                                                        4,029
      143,600  Schering-Plough Corp.                                                               3,372
        6,200  Sciele Pharma, Inc.*                                                                  143
                                                                                          ---------------
                                                                                                  20,545
                                                                                          ---------------
               Total Health Care                                                                  41,638
                                                                                          ---------------

               INDUSTRIALS (6.0%)
               ------------------
               AEROSPACE & DEFENSE (2.4%)
       49,900  Boeing Co.                                                                          4,355
       32,000  Lockheed Martin Corp.                                                               3,113
       82,000  Raytheon Co.                                                                        4,391
       26,600  Rockwell Collins, Inc.                                                              1,742
       20,200  United Technologies Corp.                                                           1,325
                                                                                          ---------------
                                                                                                  14,926
                                                                                          ---------------
               AIRLINES (0.6%)
       12,800  Alaska Air Group, Inc.*                                                               525
       51,400  AMR Corp.*                                                                          1,752
       33,500  Continental Airlines, Inc.*                                                         1,326
       11,700  UAL Corp.*                                                                            468
                                                                                          ---------------
                                                                                                   4,071
                                                                                          ---------------
               CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.6%)
        6,700  Agco Corp.*                                                                           243
       24,400  Cummins, Inc.                                                                       3,286
          100  Navistar International Corp.*                                                           4
        6,000  PACCAR, Inc.                                                                          417
                                                                                          ---------------
                                                                                                   3,950
                                                                                          ---------------
               DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES (0.3%)
       20,000  Dun & Bradstreet Corp.*                                                             1,766
                                                                                          ---------------
               ELECTRICAL COMPONENTS & EQUIPMENT (0.2%)
       35,500  Emerson Electric Co.                                                                1,530
                                                                                          ---------------
               ENVIRONMENTAL & FACILITIES SERVICES (0.8%)
       81,500  Allied Waste Industries, Inc.*                                                      1,045
      110,700  Waste Management, Inc.                                                              3,769
                                                                                          ---------------
                                                                                                   4,814
                                                                                          ---------------

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USAA BALANCED STRATEGY FUND
FEBRUARY 28, 2007 (UNAUDITED)


                                                                                                  MARKET
       NUMBER                                                                                      VALUE
    OF SHARES  SECURITY                                                                            (000)
 ----------------------------------------------------------------------------------------------------------
               INDUSTRIAL CONGLOMERATES (0.3%)
       60,100  General Electric Co.                                                      $         2,099
                                                                                          ---------------
               INDUSTRIAL MACHINERY (0.3%)
       25,300  Eaton Corp.                                                                         2,049
                                                                                          ---------------
               OFFICE SERVICES & SUPPLIES (0.2%)
       17,000  Avery Dennison Corp.                                                                1,130
                                                                                          ---------------
               TRADING COMPANIES & DISTRIBUTORS (0.0%)
        2,600  United Rentals, Inc.*                                                                  74
                                                                                          ---------------
               TRUCKING (0.3%)
       32,400  Ryder System, Inc.                                                                  1,667
                                                                                          ---------------
               Total Industrials                                                                  38,076
                                                                                          ---------------

               INFORMATION TECHNOLOGY (7.2%)
               -----------------------------
               APPLICATION SOFTWARE (0.2%)
       74,800  BEA Systems, Inc.*                                                                    893
        5,000  FactSet Research Systems, Inc.                                                        304
                                                                                          ---------------
                                                                                                   1,197
                                                                                          ---------------
               COMMUNICATIONS EQUIPMENT (0.7%)
      145,800  Cisco Systems, Inc.*                                                                3,782
       47,400  Corning, Inc.*                                                                        978
                                                                                          ---------------
                                                                                                   4,760
                                                                                          ---------------
               COMPUTER HARDWARE (1.7%)
        1,900  Apple, Inc.*                                                                          161
      128,100  Hewlett-Packard Co.                                                                 5,044
       58,800  International Business Machines Corp.                                               5,469
                                                                                          ---------------
                                                                                                  10,674
                                                                                          ---------------
               COMPUTER STORAGE & PERIPHERALS (0.4%)
       33,700  EMC Corp.*                                                                            470
       13,100  Lexmark International, Inc. "A"*                                                      793
       52,600  Western Digital Corp.*                                                              1,009
                                                                                          ---------------
                                                                                                   2,272
                                                                                          ---------------
               DATA PROCESSING & OUTSOURCED SERVICES (0.2%)
        7,300  CSG Systems International, Inc.*                                                      180
        8,300  MasterCard, Inc. "A"                                                                  890
                                                                                          ---------------
                                                                                                   1,070
                                                                                          ---------------
               INTERNET SOFTWARE & SERVICES (0.7%)
       37,100  eBay, Inc.*                                                                         1,189
        5,500  Google, Inc. "A"*                                                                   2,472
       30,100  Yahoo!, Inc.*                                                                         929
                                                                                          ---------------
                                                                                                   4,590
                                                                                          ---------------
               IT CONSULTING & OTHER SERVICES (0.1%)
       35,200  Acxiom Corp.                                                                          752
                                                                                          ---------------
               SEMICONDUCTOR EQUIPMENT (0.7%)
       31,900  Asyst Technologies, Inc.*                                                             225
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USAA BALANCED STRATEGY FUND
FEBRUARY 28, 2007 (UNAUDITED)


                                                                                                 MARKET
       NUMBER                                                                                     VALUE
    OF SHARES  SECURITY                                                                            (000)
 ----------------------------------------------------------------------------------------------------------
       10,600  Intevac, Inc.*                                                            $           289
       22,800  LAM Research Corp.*                                                                 1,018
       17,000  MEMC Electronic Materials, Inc.*                                                      877
       59,400  Novellus Systems, Inc.*                                                             1,913
          400  Tessera Technologies, Inc.*                                                            16
                                                                                          ---------------
                                                                                                   4,338
                                                                                          ---------------
               SEMICONDUCTORS (1.2%)
       89,600  Altera Corp.*                                                                       1,891
      130,500  Intel Corp.                                                                         2,590
       70,200  National Semiconductor Corp.                                                        1,799
       47,800  NVIDIA Corp.*                                                                       1,482
        8,900  Silicon Storage Technology, Inc.*                                                      47
                                                                                          ---------------
                                                                                                   7,809
                                                                                          ---------------
               SYSTEMS SOFTWARE (1.3%)
       23,800  BMC Software, Inc.*                                                                   735
      268,600  Microsoft Corp.(r)                                                                  7,566
        2,200  Symantec Corp.*                                                                        38
                                                                                          ---------------
                                                                                                   8,339
                                                                                          ---------------
               Total Information Technology                                                       45,801
                                                                                          ---------------

               MATERIALS (1.6%)
               ----------------
               ALUMINUM (0.2%)
       19,900  Alcoa, Inc.                                                                           665
        6,700  Century Aluminum Co.*                                                                 305
                                                                                          ---------------
                                                                                                     970
                                                                                          ---------------
               COMMODITY CHEMICALS (0.3%)
       27,100  Celanese Corp.                                                                        775
       45,300  Lyondell Chemical Co.                                                               1,443
                                                                                          ---------------
                                                                                                   2,218
                                                                                          ---------------
               DIVERSIFIED CHEMICALS (0.3%)
        8,300  Cabot Corp.                                                                           371
       20,500  FMC Corp.                                                                           1,508
                                                                                          ---------------
                                                                                                   1,879
                                                                                          ---------------
               DIVERSIFIED METALS & MINING (0.3%)
       24,600  Southern Copper Corp.(b)                                                            1,732
                                                                                          ---------------
               INDUSTRIAL GASES (0.1%)
       12,300  Praxair, Inc.                                                                         759
                                                                                          ---------------
               PAPER PACKAGING (0.0%)
        1,700  Sonoco Products Co.                                                                    63
                                                                                          ---------------
               PAPER PRODUCTS (0.4%)
       10,300  Buckeye Technologies, Inc.*                                                           131
       63,000  International Paper Co.                                                             2,268
                                                                                          ---------------
                                                                                                   2,399
                                                                                          ---------------
               Total Materials                                                                    10,020
                                                                                          ---------------

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                        (continued)


USAA BALANCED STRATEGY FUND
FEBRUARY 28, 2007 (UNAUDITED)


                                                                                                  MARKET
       NUMBER                                                                                      VALUE
    OF SHARES  SECURITY                                                                            (000)
 ----------------------------------------------------------------------------------------------------------

               TELECOMMUNICATION SERVICES (1.7%)
               ---------------------------------
               INTEGRATED TELECOMMUNICATION SERVICES (1.6%)
       96,900  AT&T, Inc.                                                                $         3,566
      192,200  Citizens Communications Co.                                                         2,897
       91,700  Verizon Communications, Inc.                                                        3,432
       31,300  Windstream Corp.                                                                      471
                                                                                          ---------------
                                                                                                  10,366
                                                                                          ---------------
               WIRELESS TELECOMMUNICATION SERVICES (0.1%)
       11,700  Telephone & Data Systems, Inc.                                                        651
                                                                                          ---------------
               Total Telecommunication Services                                                   11,017
                                                                                          ---------------

               UTILITIES (1.7%)
               ----------------
               ELECTRIC UTILITIES (1.1%)
        5,500  Entergy Corp.                                                                         543
       42,200  Exelon Corp.                                                                        2,782
       34,300  FirstEnergy Corp.                                                                   2,146
        8,600  Great Plains Energy, Inc.                                                             268
        2,700  Pepco Holdings, Inc.                                                                   72
       29,100  Southern Co.                                                                        1,042
                                                                                          ---------------
                                                                                                   6,853
                                                                                          ---------------
               MULTI-UTILITIES (0.6%)
      164,700  Duke Energy Corp.                                                                   3,243
        4,500  Keyspan Corp.                                                                         185
       24,600  TECO Energy, Inc.                                                                     412
                                                                                          ---------------
                                                                                                   3,840
                                                                                          ---------------
               Total Utilities                                                                    10,693
                                                                                          ---------------
               Total Common Stocks (cost: $300,434)                                              310,549
                                                                                          ---------------

  PRINCIPAL
  AMOUNT                                                                                  MARKET
  $(000)/                                                                                 VALUE
  SHARES         SECURITY                                                                 (000)
 ----------------------------------------------------------------------------------------------------------

               PREFERRED SECURITIES (1.1%)

               CONSUMER STAPLES (0.2%)
               -----------------------
               AGRICULTURAL PRODUCTS (0.2%)
       15,000  Dairy Farmers of America, Inc., 7.875%, cumulative redeemable,
               perpetual(c)                                                                         1,564
                                                                                          ---------------

               FINANCIALS (0.9%)
               -----------------
               PROPERTY & CASUALTY INSURANCE (0.1%)
        7,500  Axis Capital Holdings Ltd., Series B, 7.50%, perpetual(d)                             808
                                                                                          ---------------
               REINSURANCE (0.6%)
       25,000  Endurance Specialty Holdings Ltd., Series A, 7.75%, non-cumulative,
               perpetual(b)                                                                          661
        1,000  Ram Holdings Ltd., Series A, 7.50%, non-cumulative, perpetual(c)(d)                 1,033

10

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==================--------------------------------------------------------------
                        of INVESTMENTS
                        (continued)


USAA BALANCED STRATEGY FUND
FEBRUARY 28, 2007 (UNAUDITED)


  PRINCIPAL
  AMOUNT                                                                                             MARKET
  $(000)/                                                                                             VALUE
  SHARES        SECURITY                                                                              (000)
 ----------------------------------------------------------------------------------------------------------
       $2,000  Swiss Re Capital I L.P., 6.85%, perpetual(b),(c),(d)                      $         2,123
                                                                                          ---------------
                                                                                                   3,817
                                                                                          ---------------
               THRIFTS & MORTGAGE FINANCE (0.2%)
       40,000  Countrywide Capital V, 7.00%, cumulative redeemable                                   986
                                                                                          ---------------
               Total Financials                                                                    5,611
                                                                                          ---------------
               Total Preferred Securities (cost: $6,911)                                           7,175
                                                                                          ---------------

                                                                                                  MARKET
       NUMBER                                                                                      VALUE
    OF SHARES  SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------

               EXCHANGE-TRADED FUNDS (9.1%)
      780,000  iShares MSCI EAFE Index Fund(cost:  $51,610)                                       57,868
                                                                                          ---------------
               Total Equity Securities  (cost: $358,955)                                         375,592
                                                                                          ---------------

    PRINCIPAL                                                                                     MARKET
       AMOUNT                                              COUPON                                  VALUE
         (000) SECURITY                                      RATE           MATURITY               (000)
 ----------------------------------------------------------------------------------------------------------

               BONDS (37.5%)

               CORPORATE OBLIGATIONS (22.5%)

               CONSUMER DISCRETIONARY (2.2%)
               -----------------------------
               APPAREL & ACCESSORIES & LUXURY GOODS (0.3%)
               Kellwood Co.,
$  1,000            Debentures                              7.63%       10/15/2017                   930
   1,000            Senior Notes                            7.88         7/15/2009                 1,024
                                                                                          ---------------
                                                                                                   1,954
                                                                                          ---------------
               BROADCASTING & CABLE TV (0.5%)
   1,000       Cox Enterprises, Inc., Notes (c)             7.38         6/15/2009                 1,042
   1,000       Liberty Media Corp., Senior Notes (b)        5.70         5/15/2013                   963
   1,000       Univision Communications, Inc., Senior
                     Notes                                  3.50        10/15/2007                   986
                                                                                          ---------------
                                                                                                   2,991
                                                                                          ---------------
               HOME FURNISHINGS (0.1%)
   1,000       Mohawk Industries, Inc., Senior Notes        6.13         1/15/2016                 1,017

               HOTELS, RESORTS, & CRUISE LINES (0.2%)
   1,000       Royal Caribbean Cruises Ltd., Senior
                     Notes                                  7.25         6/15/2016                 1,049

               HOUSEHOLD APPLIANCES (0.4%)
   2,500       Stanley Works Capital Trust I, Bonds (b)     5.90        12/01/2045(d)              2,323

               HOUSEWARES & SPECIALTIES (0.2%)
   1,380       Newell Rubbermaid, Inc., MTN, Series A       6.35         7/15/2028(d)              1,394

                                                                              11

P O R T F O L I O
==================--------------------------------------------------------------
                        of INVESTMENTS
                        (continued)


USAA BALANCED STRATEGY FUND
FEBRUARY 28, 2007 (UNAUDITED)


    PRINCIPAL                                                                                     MARKET
       AMOUNT                                             COUPON                                   VALUE
         (000) SECURITY                                     RATE           MATURITY                (000)
 ----------------------------------------------------------------------------------------------------------
               PUBLISHING (0.5%)
$  1,000       Knight-Ridder, Inc., Notes                   5.75%        9/01/2017         $         967
   2,500       Scholastic Corp., Notes                      5.00         4/15/2013                 2,233
                                                                                          ---------------
                                                                                                   3,200
                                                                                          ---------------
               Total Consumer Discretionary                                                       13,928
                                                                                          ---------------

               CONSUMER STAPLES (0.4%)
               -----------------------
               DRUG RETAIL (0.1%)
     997        CVS Corp., Lease Pass-Through
                    Certificates (c)                        6.04        12/10/2028                 1,009
                                                                                          ---------------
               TOBACCO (0.3%)
               Universal Corp.,
   1,000            MTN, Series B                           7.88         2/15/2008                 1,018
   1,000            MTN, Series C  (b)                      5.20        10/15/2013                   939
                                                                                          ---------------
                                                                                                   1,957
                                                                                          ---------------
               Total Consumer Staples                                                              2,966
                                                                                          ---------------

               ENERGY (1.3%)
               -------------
               INTEGRATED OIL & GAS (0.3%)
   1,832       Merey Sweeny, LP, Senior Notes (c)           8.85        12/18/2019                 2,195
                                                                                          ---------------
               OIL & GAS EQUIPMENT & SERVICES (0.3%)
   1,881       Seacor Holdings, Inc., Senior Notes          5.88        10/01/2012                 1,830
                                                                                          ---------------
               OIL & GAS EXPLORATION & PRODUCTION (0.5%)
   1,000       Sabine Pass LNG, LP, Secured Notes (c)       7.25        11/30/2013                 1,003
               Southwestern Energy Co.,
   1,000            MTN                                     7.63         5/01/2027(e)              1,040
   1,000            MTN                                     7.35        10/02/2017                 1,046
                                                                                          ---------------
                                                                                                   3,089
                                                                                          ---------------
               OIL & GAS REFINING & MARKETING (0.2%)
   1,000       Premcor Refining Group, Inc., Senior
                     Notes                                  7.50         6/15/2015                 1,036
                                                                                          ---------------
               Total Energy                                                                        8,150
                                                                                          ---------------

               FINANCIALS (11.3%)
               ------------------
               CONSUMER FINANCE (0.9%)
               Ford Motor Credit Co.,
   1,000            Notes                                   7.00        10/01/2013                   960
   1,000            Senior Notes                            4.95         1/15/2008                   990
   1,000       General Motors Acceptance Corp., Notes       6.13         8/28/2007                 1,000
   2,000       Household Finance Corp., Notes (f)           6.38        10/15/2011                 2,106
   1,000       HSBC Finance Corp., Notes                    5.50         1/19/2016                 1,012
                                                                                          ---------------
                                                                                                   6,068
                                                                                          ---------------
               DIVERSIFIED BANKS (0.6%)
   1,000       Emigrant Bancorp, Inc., Senior Notes (c)     6.25         6/15/2014                 1,012
   2,050       First Union Corp., Bonds                     7.57         8/01/2026(e)              2,504
     545       U.S. Central Credit Union, Senior Notes      2.70         9/30/2009                   526
                                                                                          ---------------
                                                                                                   4,042
                                                                                          ---------------

12

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==================--------------------------------------------------------------
                        of INVESTMENTS
                        (continued)


USAA BALANCED STRATEGY FUND
FEBRUARY 28, 2007 (UNAUDITED)


    PRINCIPAL                                                                                     MARKET
       AMOUNT                                             COUPON                                   VALUE
         (000) SECURITY                                     RATE          MATURITY                 (000)
 ----------------------------------------------------------------------------------------------------------
               LIFE & HEALTH INSURANCE (1.2%)
$ 1,000        Great-West Life & Annuity Insurance Co.,
                     Bonds (c)                              7.15%        5/16/2046(d)      $       1,078
  1,000        Lincoln National Corp., Bonds                7.00         5/17/2066(d)              1,071
  1,000        MetLife, Inc., Junior Subordinated Bonds     6.40        12/15/2066(d)              1,022
  2,000        Phoenix Companies, Inc., Senior Notes        6.68         2/16/2008                 2,015
  2,000        Prudential Holdings, LLC, Bonds (c)          8.70        12/18/2023                 2,543
                                                                                          ---------------
                                                                                                   7,729
                                                                                          ---------------
               MULTI-LINE INSURANCE (1.2%)
               American General Finance Corp.,
   1,000            MTN, Series I                           4.88         7/15/2012                   989
   1,000            MTN                                     5.40        12/01/2015                 1,007
   1,000       ASIF Global Financing XIX, Senior Notes
                     (c)                                    4.90         1/17/2013                   990
   1,000       Genworth Financial, Inc., Junior
                     Subordinated Notes                     6.15        11/15/2066(d)              1,007
   2,000       Oil Casualty Insurance Ltd., Subordinated
                     Debentures (c)                         8.00         9/15/2034                 2,044
   1,500       Oil Insurance Ltd., Notes (c)                7.56           --     (d)              1,592
                                                                                          ---------------
                                                                                                   7,629
                                                                                          ---------------
               MULTI-SECTOR HOLDINGS (0.3%)
   2,000       Leucadia National Corp., Senior Notes        7.00         8/15/2013                 2,015
                                                                                          ---------------
               OTHER DIVERSIFIED FINANCIAL SERVICES (0.2%)
   1,000       Bank of America Corp., Subordinated Notes    9.38         9/15/2009                 1,101
                                                                                          ---------------
               PROPERTY & CASUALTY INSURANCE (2.3%)
   1,000       21st Century Insurance Group, Senior
                     Notes                                  5.90        12/15/2013                 1,032
   3,185       Berkshire Hathaway Finance Corp., Senior
                     Notes                                  4.85         1/15/2015                 3,134
               Fidelity National Title Group, Inc.,
   1,000            Notes                                   7.30         8/15/2011                 1,046
   1,000            Notes                                   5.25         3/15/2013                   961
   1,500       Fund American Companies, Inc., Notes         5.88         5/15/2013                 1,516
   2,000       Liberty Mutual Group, Inc., Junior
                     Subordinated Notes (c),(g)             7.00         3/15/2037(d)              1,999
               Markel Corp.,
   1,000            Notes                                   7.20         8/15/2007                 1,006
     500            Senior Notes                            6.80         2/15/2013                   523
   1,500       Ohio Casualty Corp., Notes                   7.30         6/15/2014                 1,617
   1,000       RLI Corp., Senior Notes                      5.95         1/15/2014                   993
   1,000       W.R. Berkley Corp., Senior Notes             5.60         5/15/2015                 1,003
                                                                                          ---------------
                                                                                                  14,830
                                                                                          ---------------
               REGIONAL BANKS (2.2%)
   1,000       Bank of Hawaii, Notes                        6.88         3/01/2009                 1,026
   2,000       Colonial Bank, N.A., Subordinated Notes      8.00         3/15/2009                 2,094
   1,000       Cullen/Frost Bankers, Inc., Junior
                     Subordinated Notes                     5.75         2/15/2017(d)              1,010
   1,000       First Republic Bank Corp., Subordinated
                     Notes                                  7.75         9/15/2012                 1,100
   2,000       Fulton Capital Trust I, Notes                6.29         2/01/2036                 2,003
   1,000       Imperial Bank, Subordinated Capital
                     Notes                                  8.50         4/01/2009                 1,062
   2,000       PNC Financial Services, Trust Preferred
                     Securities, Series C                   8.88         3/15/2027                 2,094

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==================--------------------------------------------------------------
                        of INVESTMENTS
                        (continued)


USAA BALANCED STRATEGY FUND
FEBRUARY 28, 2007 (UNAUDITED)


    PRINCIPAL                                                                                     MARKET
       AMOUNT                                             COUPON                                   VALUE
         (000) SECURITY                                     RATE          MATURITY                 (000)
 ----------------------------------------------------------------------------------------------------------
$  1,500       Popular North America Capital Trust I,
                     Bonds                                  6.56%        9/15/2034         $       1,525
   1,000       TCF National Bank, Subordinated Notes        5.50         2/01/2016                   999
   1,000       Union Planters Bank, N.A., Subordinated
                     Notes                                  6.50         3/15/2018(h)              1,014
                                                                                          ---------------
                                                                                                  13,927
                                                                                          ---------------
               REITS - OFFICE (0.2%)
   1,000       Arden Realty, LP, Notes                      5.25         3/01/2015                 1,000
                                                                                          ---------------
               REITS - RESIDENTIAL (0.2%)
   1,000       Post Apartment Homes, LP, Senior Notes       5.45         6/01/2012                   990
                                                                                          ---------------
               REITS - RETAIL (0.7%)
   2,000       Pan Pacific Retail Properties, Inc.,
                     Notes                                  7.95         4/15/2011                 2,194
   2,000       Tanger Factory Outlets, Senior Notes         6.15        11/15/2015                 2,047
                                                                                          ---------------
                                                                                                   4,241
                                                                                          ---------------
               REITS - SPECIALIZED (0.3%)
   1,000       Hospitality Properties Trust, Senior
                     Notes                                  5.13         2/15/2015                   963
   1,000       Nationwide Health Properties, Inc.,
                     Notes                                  6.00         5/20/2015                   999
                                                                                          ---------------
                                                                                                   1,962
                                                                                          ---------------
               SPECIALIZED FINANCE (0.2%)
   1,000       Financial Security Assurance Holdings
                     Ltd., Junior Subordinated Notes (c)    6.40        12/15/2066                 1,021
                                                                                          ---------------
               THRIFTS & MORTGAGE FINANCE (0.8%)
   1,000       Independence Community Bank Corp., Notes     3.50         6/20/2013(d)                978
   2,000       Roslyn Bancorp, Inc., Senior Notes           7.50        12/01/2008                 2,065
   1,000       Washington Mutual Preferred Funding,
                     Bond  (c)                              6.53           --     (d)              1,012
   1,000       World Savings Bank Federal Savings Bank,
                     Notes                                  4.13        12/15/2009                   976
                                                                                          ---------------
                                                                                                   5,031
                                                                                          ---------------
               Total Financials                                                                   71,586
                                                                                          ---------------

               HEALTH CARE (0.5%)
               ------------------
               MANAGED HEALTH CARE (0.5%)
   1,000       Coventry Health Care, Inc., Senior Notes     6.13         1/15/2015                 1,012
   2,000       Highmark, Inc., Senior Notes (c)             6.80         8/15/2013                 2,119
                                                                                          ---------------
                                                                                                   3,131
                                                                                          ---------------
               Total Health Care                                                                   3,131
                                                                                          ---------------

               INDUSTRIALS (0.9%)
               ------------------
               BUILDING PRODUCTS (0.2%)
   1,000       USG Corp., Notes (c)                         6.30        11/15/2016                 1,016
                                                                                          ---------------
               RAILROADS (0.3%)
   2,000       TTX Co., Notes (c)                           5.40         2/15/2016                 1,985
                                                                                          ---------------
               TRUCKING (0.4%)
   2,500       Roadway Corp., Senior Notes                  8.25        12/01/2008                 2,607
                                                                                          ---------------
               Total Industrials                                                                   5,608
                                                                                          ---------------

14

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==================--------------------------------------------------------------
                        of INVESTMENTS
                        (continued)


USAA BALANCED STRATEGY FUND
FEBRUARY 28, 2007 (UNAUDITED)


    PRINCIPAL                                                                                     MARKET
       AMOUNT                                             COUPON                                   VALUE
         (000) SECURITY                                     RATE          MATURITY                 (000)
 ----------------------------------------------------------------------------------------------------------

               INFORMATION TECHNOLOGY (0.3%)
               -----------------------------
               DATA PROCESSING & OUTSOURCED SERVICES (0.3%)
$  1,750       Fiserv, Inc., Notes                          4.00%        4/15/2008         $       1,722
                                                                                          ---------------

               MATERIALS (0.1%)
               ----------------
               DIVERSIFIED CHEMICALS (0.1%)
   1,000       ICI Wilmington, Inc., Notes                  4.38        12/01/2008                   986
                                                                                          ---------------

               TELECOMMUNICATION SERVICES (0.2%)
               ---------------------------------
               WIRELESS TELECOMMUNICATION SERVICES (0.2%)
   1,000       US Unwired, Inc., Secured Notes             10.00         6/15/2012(i)              1,094
                                                                                          ---------------

               UTILITIES (5.3%)
               ----------------
               ELECTRIC UTILITIES (4.1%)
   1,000       Ameren UE, Senior Secured Notes              5.10        10/01/2019                   954
   1,000       American Electric Power Co., Inc., Senior
                     Notes                                  4.71         8/16/2007                   998
   1,000       Baltimore Gas & Electric Co., Notes (c)      5.90        10/01/2016                 1,030
   2,000       Black Hills Corp., Notes                     6.50         5/15/2013                 2,035
   1,738       Cedar Brakes II, LLC, Senior Notes,
                     Series C (c)                           9.88         9/01/2013                 1,932
   1,000       Edison Mission Energy, Senior Notes          7.73         6/15/2009                 1,037
     868       Entergy Gulf States, Inc., First Mortgage
                     Bonds                                  6.20         7/01/2033                   856
   1,000       Entergy Mississippi, Inc., First Mortgage
                     Bonds                                  5.15         2/01/2013                   975
     924       FPL Energy National Wind, LLC, Secured
                     Notes (c)                              5.61         3/10/2024                   918
   1,000       FPL Group Capital, Inc., Bonds               6.35        10/01/2066(d)              1,030
   2,000       Monongahela Power Co., Notes, Series A       7.36         1/15/2010                 2,109
   1,500       Nevada Power Co., Notes, Series O            6.50         5/15/2018                 1,599
   2,206       Oglethorpe Power Corp., Secured Series
                     Facility Bonds                         6.97         6/30/2011                 2,232
   1,306       Power Contract Financing, Senior Notes (c)   6.26         2/01/2010                 1,320
   1,000       PPL Capital Funding, Inc., Guaranteed
                     Notes, Series A                        4.33         3/01/2009                   979
   1,000       PPL Energy Supply, LLC, Bonds, Series A      5.70        10/15/2015                   998
   1,792       Tristate General & Transport Association,
                     Bonds (c)                              6.04         1/31/2018                 1,816
   2,000       TXU Energy Co., LLC, Senior Notes            7.00         3/15/2013                 2,087
   1,000       West Penn Power Co., Notes                   6.63         4/15/2012                 1,047
                                                                                          ---------------
                                                                                                  25,952
                                                                                          ---------------
               GAS UTILITIES (0.8%)
   2,000       Boardwalk Pipelines, LLC, Notes              5.50         2/01/2017                 1,966
   1,000       Enbridge Energy Partners, LP, Senior
                     Notes                                  5.35        12/15/2014                   991
   1,000       Noram Energy Corp., Debentures               6.50         2/01/2008                 1,010
   1,000       Valero Logistics Operations, LP, Senior
                     Notes                                  6.05         3/15/2013                 1,023
                                                                                          ---------------
                                                                                                   4,990
                                                                                          ---------------
               MULTI-UTILITIES (0.4%)
   1,000       PSEG Funding Trust, Notes                    5.38        11/16/2007                 1,000
   1,000       Sempra Energy ESOP, Series 1999 (c)          4.21        11/01/2014(h)                997

                                                                              15

P O R T F O L I O
==================--------------------------------------------------------------
                        of INVESTMENTS
                        (continued)


USAA BALANCED STRATEGY FUND
FEBRUARY 28, 2007 (UNAUDITED)


    PRINCIPAL                                                                                     MARKET
       AMOUNT                                             COUPON                                   VALUE
         (000) SECURITY                                     RATE          MATURITY                 (000)
 ----------------------------------------------------------------------------------------------------------
$  1,000       WPS Resources Corp., Notes                   6.11%       12/01/2066(d)      $       1,014
                                                                                          ---------------
                                                                                                   3,011
                                                                                          ---------------
               Total Utilities                                                                    33,953
                                                                                          ---------------
               Total Corporate Obligations(cost: $142,256)                                       143,124
                                                                                          ---------------

               EURODOLLAR AND YANKEE OBLIGATIONS (5.4%)(J)

               ENERGY (0.9%)
               -------------
               INTEGRATED OIL & GAS (0.3%)
   1,000       Nakilat, Inc., Secured Bonds (c)             6.07        12/31/2033                 1,005
   1,000       PEMEX Finance Ltd., Senior Notes             8.88        11/15/2010                 1,079
                                                                                          ---------------
                                                                                                   2,084
                                                                                          ---------------
               OIL & GAS DRILLING (0.3%)
   1,484       Delek & Avner-Yam Tethys Ltd., Secured
                     Notes (c)                              5.33         8/01/2013                 1,466
                                                                                          ---------------
               OIL & GAS EXPLORATION & PRODUCTION (0.3%)
   2,000       EOG Resources Canada, Inc., Senior Notes
                     (c)                                    4.75         3/15/2014                 1,940
                                                                                          ---------------
               Total Energy                                                                        5,490
                                                                                          ---------------

               FINANCIALS (4.0%)
               -----------------
               DIVERSIFIED BANKS (2.1%)
   1,000       BOI Capital Funding Number 3 LP,
                     Guaranteed Bonds (c)                   6.11           --     (d)                989
   1,000       Chuo Mitsui Trust & Banking Co.,
                     Subordinated Notes (c)                 5.51           --     (d)                973
   1,000       HBOS plc, Subordinated Notes (c)             6.41           --     (d)              1,040
   1,000       Lloyds TSB Group plc, Bonds (c)              6.27           --     (d)              1,010
   1,000       Mizuho Capital Investment 1 Ltd.,
                     Subordinated Bonds (c)                 6.69           --     (d)              1,028
   1,000       National Capital Trust II, Subordinated
                     Notes (c)                              5.49           --     (d)                991
   1,000       Nordea Bank AB, Subordinated Notes (c)       5.42           --     (d)                989
   2,000       Skandinaviska Enskilda Banken AB, Bonds (c)  5.47           --     (d)              1,985
   1,000       Standard Chartered plc, Subordinated
                     Notes (c)                              6.41           --     (d)              1,004
   1,000       Sumitomo Mitsui Financial Group Preferred
                     Capital, Bonds (c)                     6.08           --     (d)              1,017
   2,000       UFJ Finance Aruba AEC, Notes                 8.75           --     (t)              2,112
                                                                                          ---------------
                                                                                                  13,138
                                                                                          ---------------
               LIFE & HEALTH INSURANCE (0.1%)
   1,000       Axa S.A., Subordinated Notes (c)             6.46           --     (d)                995
                                                                                          ---------------
               OTHER DIVERSIFIED FINANCIAL SERVICES (0.2%)
   1,000       ZFS Finance USA Trust II, Bonds (c)          6.45        12/15/2065(d)              1,030
                                                                                          ---------------
               PROPERTY & CASUALTY INSURANCE (0.5%)
   1,000       AXIS Capital Holdings Ltd., Senior Notes     5.75        12/01/2014                 1,006
   1,000       Catlin Insurance Co. Ltd., Notes (c)         7.25           --     (d)              1,026
   1,000       Mantis Reef Ltd. II, Notes (c)               4.80        11/03/2009                   982
                                                                                          ---------------
                                                                                                   3,014
                                                                                          ---------------

16

P O R T F O L I O
==================--------------------------------------------------------------
                        of INVESTMENTS
                        (continued)


USAA BALANCED STRATEGY FUND
FEBRUARY 28, 2007 (UNAUDITED)


    PRINCIPAL                                                                                     MARKET
       AMOUNT                                             COUPON                                   VALUE
         (000) SECURITY                                     RATE          MATURITY                 (000)
 ----------------------------------------------------------------------------------------------------------
               REGIONAL BANKS (0.3%)
$  2,000       Glitnir Banki hf, Notes (c)                  7.45%                 (d)      $       2,189
                                                                                          ---------------
               REINSURANCE (0.8%)
   1,000       Allied World Assurance Holdings Ltd.,
                     Senior Notes                           7.50         8/01/2016                 1,096
   1,000       Endurance Specialty Holdings, Ltd.,
                     Senior Notes                           6.15        10/15/2015                 1,012
   1,500       Montpelier Re Holdings Ltd., Senior
                     Notes                                  6.13         8/15/2013                 1,483
   1,500       Platinum Underwriters Finance, Inc.,
                     Notes, Series B                        7.50         6/01/2017                 1,602
                                                                                          ---------------
                                                                                                   5,193
                                                                                          ---------------
               Total Financials                                                                   25,559
                                                                                          ---------------

               MATERIALS (0.5%)
               ----------------
               DIVERSIFIED METALS & MINING (0.5%)
   2,000       Brascan Corp., Notes                         8.13        12/15/2008                 2,097
   1,000       Glencore Finance                             8.00           --     (t)              1,023
                                                                                          ---------------
                                                                                                   3,120
                                                                                          ---------------
               Total Materials                                                                     3,120
                                                                                          ---------------
               Total Eurodollar and Yankee Obligations(cost: $33,521)                             34,169
                                                                                          ---------------

               ASSET-BACKED SECURITIES (1.7%)

               FINANCIALS (1.3%)
               -----------------
               ASSET-BACKED FINANCING (1.3%)
   698         Aerco Ltd., Series 2A, Class A4 (c)          5.84 (k)     7/15/2025                  699
   578         Airport Airplanes, Pass-Through
                     Certificates, Series 1R, Class A8,
                     EETC                                   5.70 (k)     3/15/2019                  563
   2,000       Banc of America Mortgage Securities,
                     Inc., Series 2004-F, Class 2A6         4.15         7/25/2034                1,957
   4,000       Consumers Funding, LLC, Series 2001-1,
                     Class A5                               5.43         4/20/2015                 4,071
   1,000       Detroit Edison Securitization Funding,
                     LLC, Series 2001-1, Class A5           6.42         3/01/2015                 1,069
                                                                                          ---------------
                                                                                                   8,359
                                                                                          ---------------
               Total Financials                                                                    8,359
                                                                                          ---------------

               INDUSTRIALS (0.4%)
               ------------------
               AIRLINES (0.4%)
               America West Airlines, Inc., Pass-Through
                     Certificates,
     283            Series 1996-1, Class A, EETC            6.85         7/02/2009                   285
   1,356            Series 1999-1, Class G, EETC (INS)      7.93         1/02/2019                 1,470

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                        of INVESTMENTS
                        (continued)


USAA BALANCED STRATEGY FUND
FEBRUARY 28, 2007 (UNAUDITED)


    PRINCIPAL                                                                                     MARKET
       AMOUNT                                                COUPON                                VALUE
         (000) SECURITY                                        RATE      MATURITY                  (000)
 ----------------------------------------------------------------------------------------------------------
$  630         American Airlines, Pass-Through
                     Certificates, Series 2002-1, Class
                     G, EETC (INS)                          5.99% (k)    9/23/2007         $         630
                                                                                          ---------------
                                                                                                   2,385
                                                                                          ---------------
               Total Industrials                                                                   2,385
                                                                                          ---------------
               Total Asset-Backed Securities(cost: $10,442)                                       10,744
                                                                                          ---------------

               COMMERCIAL MORTGAGE SECURITIES (6.4%)

               FINANCIALS (6.4%)
               -----------------
               COMMERCIAL MORTGAGE-BACKED SECURITIES (6.3%)
               Banc of America Commercial Mortgage, Inc.,
   1,085            Series 2000-2, Class A1                 7.02         9/15/2032                 1,108
   2,105            Series 2001-PB1, Class A2  (f)          5.79         5/11/2035                 2,154
     762       Bear Stearns Commercial Mortgage
                     Securities, Inc., Series 2003-T10,
                     Class A1                               4.00         3/13/2040                   742
     400       Commercial Mortgage Asset Trust, Series
                     1999-C1, Class A4                      6.98         1/17/2032                   435
               Credit Suisse First Boston Mortgage
                     Securities Corp.,
   1,000            Series 1998-C1, Class D                 7.17         5/17/2040                 1,063
   1,680            Series 2000-C1, Class A2                7.55         4/15/2062                 1,774
     717            Series 2001-CK6, Class A2               6.10         8/15/2036                   722
   2,000       DLJ Commercial Mortgage Corp., Series
                     1999-CG1, Class A1B (f)                6.46         3/10/2032                 2,041
   2,000       G-Force, LLC, Series 2005-RR2, Class A2
                     (c),(f)                                5.16        12/25/2039                 1,973
   1,000       GE Capital Commercial Mortgage Corp.,
                     Series 2001-3, Class A2                6.07         6/10/2038                 1,040
   1,000       Government Lease Trust, Series 1999-GSA1,
                     Class A4 (c)                           6.48         5/18/2011                 1,026
               GS Mortgage Securities Corp. II,
   1,000            Series 2001-GL3A, Class A2  (c)         6.45         8/05/2018                 1,053
   2,000            Series 2003-C1, Class A2B               4.30         1/10/2040                 1,945
               J.P. Morgan Chase Commercial Mortgage
                    Securities Corp.,
   1,000            Series 2005-CB12, Class A3A1            4.82         9/12/2037                   989
   2,000            Series 2006-LDP6, Class A-SB            5.49         4/15/2043                 2,030
   2,000       LB-UBS Commercial Mortgage Trust, Series
                     2006-C4, Class A2                      5.87         6/15/2032                 2,060
     737       Mach One Trust, Series 2004-1A, Class A1
                     (c)                                    3.89         5/28/2040                   715
               Merrill Lynch Mortgage Investors, Inc.,
   1,073            Series 1998-C1, Class A2                6.48        11/15/2026                 1,084
     913            Series 1999-C1, Class A2                7.56        11/15/2031                   951
   1,500       Mortgage Capital Funding, Inc.,
                     Pass-Though Certificates, Series
                     1998-MC2, Class E                      7.09         6/18/2030                 1,549
   1,000       Nationslink Funding Corp., Pass-Through
                     Certificates, Series 1999-1, Class
                     F (c)                                  7.10         1/20/2031                 1,029
   1,781       Paine Weber Mortgage Acceptance Corp.,
                     Series 1999-C1, Class A2 (f)           6.82         6/15/2032                 1,819
   2,000       Prudential Mortgage Capital Funding, LLC,
                     Series 2001-ROCK, Class B (f)          6.76         5/10/2034                 2,124
     794       Salomon Brothers Mortgage Securities VII,
                     Inc., Series 2000-C3, Class A1         6.34        12/18/2033                   800

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                        of INVESTMENTS
                        (continued)


USAA BALANCED STRATEGY FUND
FEBRUARY 28, 2007 (UNAUDITED)


    PRINCIPAL                                                                                     MARKET
       AMOUNT                                             COUPON                                   VALUE
         (000) SECURITY                                     RATE          MATURITY                 (000)
 ----------------------------------------------------------------------------------------------------------
               Wachovia Bank Commercial Mortgage Trust,
$  2,000            Series 2005-C18, Class APB  (f)         4.81%        4/15/2042         $       1,962
   1,000            Series 2005-C19, Class A5               4.66         5/15/2044                   976
               Wachovia Bank Commercial Mortgage Trust,
                     Pass-Through Certificates,
   2,000            Series 2005-C19, Class A-4              4.61         5/15/2044                 1,963
   1,000            Series 2006-C27, Class A-2              5.62         7/15/2045                 1,020
   2,000            Series 2006-C28, Class A-2              5.50        10/15/2048                 2,029
                                                                                          ---------------
                                                                                                  40,176
                                                                                          ---------------
               INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.1%)(L)
   5,864       Greenwich Capital Commercial Funding
                     Corp., Series 2002-C1, Class XP
                     (acquired 8/13/2003; cost $834)
                     (c),(m)                                1.78         1/11/2035                   476
                                                                                          ---------------
               Total Financials                                                                   40,652
                                                                                          ---------------
               Total Commercial Mortgage Securities(cost: $40,445)                                40,652
                                                                                          ---------------

               U.S. GOVERNMENT AGENCY ISSUES (0.5%)(A)

               COLLATERALIZED  MORTGAGE OBLIGATIONS (0.2%)
     501       Freddie Mac (+), Series 2445 VD              6.50         4/15/2018                   501
     962       Government National Mortgage Assn.,
                     Series 1999-14 VD                      6.00         3/20/2014                   970
                                                                                          ---------------
               Total Collateralized Mortgage Obligations                                           1,471
                                                                                          ---------------
               INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.1%)(L)
  18,405       Government National Mortgage Assn.,
                     Series 2003-59, Class XB               2.15         7/16/2010                   393
                                                                                          ---------------
               MORTGAGE-BACKED PASS-THROUGH SECURITIES (0.0%)
     105       Government National Mortgage Assn. I,
                     Pool 587184                            7.00         4/15/2032                   109
                                                                                          ---------------
               OTHER U.S. GOVERNMENT GUARANTEED SECURITIES (0.2%)
   1,333       Rowan Companies, Inc., Guaranteed Bond,
                     Title XI                               2.80        10/20/2013                 1,247
                                                                                          ---------------
               Total U.S. Government Agency Issues(cost: $3,250)                                   3,220
                                                                                          ---------------

               U.S. TREASURY SECURITIES (0.6%)

               U.S. GOVERNMENT (0.6%)
               ----------------------
               BONDS (0.1%)
     490       4.94%, 4/19/2007 (q)                                                                  487
                                                                                          ---------------
               NOTES (0.5%)
   3,000       4.63%, 2/15/2017 (b)                                                                3,018
                                                                                          ---------------
               Total U.S. Government                                                               3,505
                                                                                          ---------------
               Total U.S. Treasury Securities(cost: $3,442)                                        3,505
                                                                                          ---------------

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                        (continued)


USAA BALANCED STRATEGY FUND
FEBRUARY 28, 2007 (UNAUDITED)


    PRINCIPAL                                                                                     MARKET
       AMOUNT                                             COUPON                                   VALUE
         (000) SECURITY                                     RATE          MATURITY                 (000)
 ----------------------------------------------------------------------------------------------------------

               MUNICIPAL BONDS (0.4%)
               CASINOS & GAMING (0.3%)
$  2,000       Mashantucket (Western) Pequot Tribe, CT,
                    RB (c)                                 5.91%        9/01/2021         $       1,975
                                                                                          ---------------
               GAS UTILITIES (0.1%)
     848       California Maritime Infrastructure Auth.
                     RB, Series 1999                        6.63        11/01/2009                   853
                                                                                          ---------------
               Total Municipal Bonds(cost: $2,867)                                                 2,828
                                                                                          ---------------
               Total Bonds  (cost: $236,223)                                                     238,242
                                                                                          ---------------


               MONEY MARKET INSTRUMENTS (2.7%)

               COMMERCIAL PAPER (0.6%)

               MATERIALS (0.6%)
               ----------------
               PAPER PACKAGING (0.6%)
   3,993       Sonoco Products Co.                          5.34         3/01/2007                 3,993
                                                                                          ---------------

               VARIABLE-RATE DEMAND NOTES (0.4%)(N)

               FINANCIALS (0.3%)
               -----------------
               REAL ESTATE MANAGEMENT & DEVELOPMENT (0.3%)
   1,715       145 Associates Ltd., Notes, Series 2000
                    (LOC - Sky Bank)                       6.32        10/01/2020(e)               1,715
                                                                                          ---------------

               UTILITIES (0.1%)
               ----------------
               MULTI-UTILITIES (0.1%)
     500       Sempra Energy ESOP, Series 1999A (c)         5.85        11/01/2014(e)                500
                                                                                          ---------------
               Total Variable-Rate Demand Notes (cost: $2,215)                                     2,215
                                                                                          ---------------

    NUMBER OF                                             COUPON
       SHARES   SECURITY                                    RATE        MATURITY             VALUE (000)
 ----------------------------------------------------------------------------------------------------------

                MONEY MARKET FUNDS (1.7%)
   10,962,654     SSgA Prime Money Market Fund, 5.20% (p)                                         10,963
                                                                                          ---------------
               Total Money Market Instruments
               (cost: $17,171)                                                                    17,171
                                                                                          ---------------

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                        of INVESTMENTS
                        (continued)


USAA BALANCED STRATEGY FUND
FEBRUARY 28, 2007 (UNAUDITED)


    PRINCIPAL                                                                                     MARKET
       AMOUNT                                             COUPON                                   VALUE
         (000) SECURITY                                     RATE        MATURITY                   (000)
 ----------------------------------------------------------------------------------------------------------


               SHORT-TERM INVESTMENTS PURCHASED WITH CASH
               COLLATERAL FROM SECURITIES LOANED (1.7%)(U)

               CORPORATE OBLIGATIONS (0.8%)

               FINANCIALS (0.8%)
               -----------------
               REGIONAL BANKS (0.8%)
$  5,000       Bank of America, N.A., Notes                 5.36% (k)    6/13/2007         $       5,015
                                                                                          ---------------

               REPURCHASE AGREEMENTS (0.8%)(O)
   3,000       Credit Suisse First Boston, LLC, 5.31%, acquired on 2/28/2007 and due
                     3/01/2007 at $3,000 (collateralized by $3,185 of Fannie Mae
                     Discount Notes(a)(+), 5.12%(s), due 11/30/2007; market value
                     $3,064)                                                                       3,000
   2,000       Deutsche Bank Securities, Inc., 5.32%, acquired on 2/28/2007 and due
                     3/01/2007 at $2,000 (collateralized by $9,235 of Tennessee
                     Valley Authority Bonds, 5.09%(s), due 1/15/2038; market value
                     $2,040)                                                                       2,000
                                                                                          ---------------
               Total Repurchase Agreements                                                         5,000
                                                                                          ---------------

NUMBER OF                                                 COUPON
   SHARES      SECURITY                                     RATE        MATURITY               VALUE (000)
 ----------------------------------------------------------------------------------------------------------

               MONEY MARKET FUNDS (0.1%)
 362,443         AIM Short-Term Investment Co. Liquid
                       Assets Portfolio, 5.26%(p)                                                    362
                                                                                          ---------------
               Total Short-term Investments Purchased With Cash Collateral From
               Securities Loaned
               (cost: $10,362)                                                                    10,377
                                                                                          ---------------


               TOTAL INVESTMENTS (COST: $622,711)                                      $         641,382
                                                                                          ===============

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USAA BALANCED STRATEGY FUND
FEBRUARY 28, 2007 (UNAUDITED)



GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this quarterly report pertains only to the USAA Balanced Strategy Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Trust's Board of Trustees. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, other than ETFs, are valued at their NAV at the end of each business day.

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USAA BALANCED STRATEGY FUND
FEBRUARY 28, 2007 (UNAUDITED)



4. Futures contracts are valued at the last quoted sales price.

5. Debt securities purchased with original maturities of 60 days or less are valued at amortized cost, which approximates market value.

6. Repurchase agreements are valued at cost, which approximates market value.

7. Other debt securities are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

8. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. As of February 28, 2007, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of February 28, 2007, were $26,642,000 and $7,971,000, respectively, resulting in net unrealized appreciation of $18,671,000.

C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $635,289,000 at February 28, 2007, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 14.5% of net assets at February 28, 2007.

D. iShares - exchange-traded funds, managed by Barclays Global Fund Advisors, that represent a portfolio of stocks designed to closely track a specific market index. iShares funds are traded on

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                                             (continued)


USAA BALANCED STRATEGY FUND
FEBRUARY 28, 2007 (UNAUDITED)



securities exchanges.



PORTFOLIO DESCRIPTION ABBREVIATIONS
EETC           Enhanced Equipment Trust Certificate
ESOP           Employee Stock Ownership Plan
MTN            Medium-Term Note
RB             Revenue Bond
REIT           Real Estate Investment Trust

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS) Principal and interest payments are insured by AMBAC Assurance Corp. or MBIA Insurance Corp.

(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

SPECIFIC NOTES

(a) U.S. government agency issues - mortgage-backed securities issued by Government National Mortgage Association (GNMA) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises (GSEs) indicated with "+" are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

(b) The security or a portion thereof was out on loan as of February 28, 2007. The aggregate fair market value of the loaned portion of these securities as of February 28, 2007, was approximately $784,421,000.

(c) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Investment Management Company (the Manager) under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

(d) Callable security expected to be called prior to maturity due to a scheduled change from a fixed to a floating interest rate, which is likely to be uneconomical to the issuer. Securities shown without a maturity date are perpetual and have no final maturity.

(e) Put bond - provides the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

(f) At February 28, 2007, portions of these securities were segregated to cover delayed-delivery and when-issued purchases.

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USAA BALANCED STRATEGY FUND
FEBRUARY 28, 2007 (UNAUDITED)



(g) Delayed-delivery or when-issued security - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date.
     During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. At February 28, 2007, the aggregate market value of securities purchased on a when-issued basis was $1,999,000.

(h)  Security has a mandatory put, which shortens its effective maturity date.

(i) Callable/putable bond - provides the option for the underwriter to call the bond at face value from the investor on a specified date prior to the bond's maturity. If the underwriter does not exercise the call option, the investor is obligated under the put feature to sell the bond back to the issuer at face value on that specified date. The date shown is the final maturity date, but an earlier date is used in the dollar-weighted portfolio average maturity calculation as a result of the security's call/put feature.

(j) Eurodollar and Yankee obligations - Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

(k) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at February 28, 2007.

(l) Interest-only commercial mortgage-backed securities (CMBS IOs) - represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The interest rate disclosed is the purchase yield, which reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to recessionary default-related prepayments that may have a negative impact on yield.

(m) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees. The aggregate market value of these securities at February 28, 2007, was $476,000, which represented 0.1% of the Fund's net assets.

(n) Variable-rate demand notes (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

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                                             (continued)


USAA BALANCED STRATEGY FUND
FEBRUARY 28, 2007 (UNAUDITED)



(o) Repurchase agreements - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the repurchase agreement price plus accrued interest and is held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

(p) Rate represents the money market fund annualized seven-day yield at February 28, 2007.

(q) Security with a value of $487,000 is segregated as collateral for initial margin requirements on open futures contracts.

(r) Security, or a portion thereof, is segregated to cover the value of open futures contracts at February 28, 2007, as shown in the following table:


                                                                                         UNREALIZED
     TYPE OF FUTURE                EXPIRATION     CONTRACTS     POSITION     VALUE      DEPRECIATION
     -----------------------------------------------------------------------------------------------
     Russell E Mini 2000 Index     March 2007        150          Long     11,921,000     $(160,000)

(s) Zero-coupon security. Rate represents the effective yield at the date of purchase.

(t)  Security is perpetual and has no final maturity date.

(u) The Fund, through its third-party securities-lending agent, Wachovia, may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.

* Non-income-producing security for the 12 months preceding February 28, 2007.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended February 28, 2007

By:*     /s/ MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    04/25/2007
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    04/30/2007
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ----------------------------------------------
         Signature and Title:  Debra K. Dunn, Treasurer

Date:    04/25/2007
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.